Directors and key management compensation	12 Months Ended
Mar. 31, 2023
Directors and key management compensation
Directors and key management compensation

23. Directors and key management compensation

This note details the total amounts earned by the Company’s Directors and members of the Executive Committee.

Directors

Aggregate emoluments of the Directors of the Company were as follows:

		Re-presented[1]	Re-presented[1]
	2023	2022	2021
	€m	€m	€m
Short-term remuneration	6	7	7
Long-term incentive schemes[2]	3	2	1
	9	9	8

Notes:

1	The prior year comparatives have been re-presented to aggregate previously disclosed salaries and fees and incentive schemes into Short-term remuneration. Additional disclosure is now provided for long-term incentive schemes, increasing total emoluments by €2 million and €1 million for the years ended 31 March 2022 and 31 March 2021, respectively.
2	Relates to share-based payments.

No Directors serving during the year exercised share options in the year ended 31 March 2023 (2022: None; 2021: None).

Key management compensation

Aggregate compensation for key management, being the Directors and members of the Executive Committee, was as follows:

	2023	2022	2021
	€m	€m	€m
Short-term employee benefits	25	28	28
Share-based payments	12	8	11
	37	36	39